Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Schedule of Income Tax Expense	Details of income tax expense for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018			2017
		(In millions of Korean won)
Current tax on profit for the year	~~W~~	11,775	~~W~~	7,430	~~W~~	4,180
Deferred tax expense (benefit)		(249)		(4,377)		(3,036)
Income tax expense	~~W~~	11,526	~~W~~	3,053	~~W~~	1,144

Summary of Differences Between Tax Expense and Amount Arise Using Statutory Tax Rate Applicable to Profits of Group	The differences between the tax expense on the Group’s profit before tax and the amount that would arise using the statutory tax rate applicable to profits of the Group for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018			2017
		(In millions of Korean won)
Profit before income tax	~~W~~	51,256	~~W~~	34,439	~~W~~	14,458
Income tax using the statutory tax rate of each country		12,063		8,994		3,232
Adjustments
Expenses not deductible for tax purpose		42		62		136
Tax amounts paid in a foreign country		4,854		5,196		3,963
Changes in recognition of previously unrecognized deferred tax assets		(4,347)		—		—
Utilization of previously unrecognized deferred tax asset		—		(5,347)		(3,307)
Change in deferred tax due to carry-forward deficits		(33)		(6,265)		(3,036)
Effect of change foreign currency exchange rate		(12)		(221)		495
Tax credit		(543)		—		—
Others		(498)		634		(339)
Total adjustments		(537)		(5,941)		(2,088)
Income tax expense	~~W~~	11,526	~~W~~	3,053	~~W~~	1,144
Effective tax rate		22%		9%		8%

Schedule of Changes in Deferred Income Tax Assets (Liabilities)	Details of the changes in deferred income tax assets (liabilities) for the years ended December 31, 2019 and 2018 are as follows:

	December 31, 2019						December 31, 2018
	Beginning balance		Increase (decrease)		Ending balance		Beginning balance		Increase (decrease)		Ending balance
		(In millions of Korean won)						(In millions of Korean won)
Deferred income tax on temporary differences
Property and equipment	~~W~~	25	~~W~~	(18)	~~W~~	7	~~W~~	—	~~W~~	25	~~W~~	25
Intangible assets		238		(17)		221		—		238		238
Other non-current assets		8		96		104		49		(41)		8
Accounts payables		531		996		1,527		—		531		531
Accrued expenses		—		39		39		—		—		—
Deferred revenue		60		614		674		180		(120)		60
Allowance for doubtful account		264		11		275		—		264		264
Other non-current liabilities		46		—		46		39		7		46
Investments in subsidiaries		—		389		389		2,747		(2,747)		—
Lease		—		1		1		—		—		—
Foreign taxes paid		(4)		4		—		—		(4)		(4)
Others		(21)		(4)		(25)		(120)		99		(21)
Sub Total		1,147		2,111		3,258		2,895		(1,748)		1,147
Deferred tax due to carry-forward deficits		1,951		(1,918)		33		108		1,843		1,951
Deferred tax due to tax credit carry-forward		4,315		56		4,371		33		4,282		4,315
Deferred tax assets	~~W~~	7,413	~~W~~	249	~~W~~	7,662	~~W~~	3,036	~~W~~	4,377	~~W~~	7,413

Schedule of Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Not Recognized as Deferred Income Tax Assets	Details of unused tax loss carryforwards and unused tax credit carryforwards that are not recognized as deferred income tax assets as of December 31, 2019 are as follows:

Year of expiration	Unused loss carryforwards		Unused tax credit carryforwards
2020	~~W~~	—	~~W~~	212
2021		—		176
2022		—		163
2023		1,045		501
2024		2,662		518
After 2024		7,604		—
Total	~~W~~	11,311	~~W~~	1,570